EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Jan. 03, 2015
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Expense for Defined Contribution Plans
The expense for such defined contribution plans, aside from the earlier discussed ESOP plans, is as follows:

(Millions of Dollars)	2014	2013	2012
Multi-employer plan expense	$4.0	$3.3	$3.3
Other defined contribution plan expense	$14.0	$14.6	$16.2

Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income
Changes in plan assets and benefit obligations recognized in other comprehensive income in 2014 are as follows:

(Millions of Dollars)	2014
Current year actuarial loss	$195.9
Amortization of actuarial loss	(10.0)
Prior service cost from plan amendments	0.2
Amortization of prior service costs	(0.1)
Currency / other	(27.0)
Total loss recognized in other comprehensive income (pre-tax)	$159.0

Changes in Pension and Other Post-retirement Benefit Obligations, Fair Value of Plan Assets
The changes in the pension and other post-retirement benefit obligations, fair value of plan assets, as well as amounts recognized in the Consolidated Balance Sheets, are shown below. The projected benefit obligation reflects the adoption of new mortality tables used for the Company's US pension and post-retirement plans.

	U.S. Plans		Non-U.S. Plans		Other Benefits
(Millions of Dollars)	2014	2013	2014	2013	2014	2013
Change in benefit obligation
Benefit obligation at end of prior year	$1,315.9	$1,463.4	$1,517.6	$1,134.7	$75.1	$87.7
Service cost	8.9	7.7	13.1	13.4	1.0	0.8
Interest cost	56.4	52.6	59.3	54.3	2.7	2.5
Settlements/curtailments	—	—	(7.1)	(20.5)	—	—
Actuarial loss (gain)	178.3	(111.4)	168.6	104.2	1.7	(4.4)
Plan amendments	0.1	2.6	0.2	—	—	—
Foreign currency exchange rates	—	—	(132.7)	43.7	(1.0)	(0.8)
Participant contributions	—	—	0.3	0.3	—	—
Acquisitions, divestitures and other	(4.7)	(4.3)	(4.8)	246.3	—	—
Benefits paid	(94.4)	(94.7)	(74.1)	(58.8)	(9.7)	(10.7)
Benefit obligation at end of year	$1,460.5	$1,315.9	$1,540.4	$1,517.6	$69.8	$75.1
Change in plan assets
Fair value of plan assets at end of prior year	$1,052.9	$1,057.1	$1,075.9	$779.1	—	$—
Actual return on plan assets	116.1	40.6	169.2	61.1	—	—
Participant contributions	—	—	0.3	0.3	—	—
Employer contributions	104.2	54.9	41.1	44.6	9.7	10.7
Settlements	—	—	(5.2)	(19.5)	—	—
Foreign currency exchange rate changes	—	—	(86.0)	31.8	—	—
Acquisitions, divestitures and other	(4.7)	(5.0)	(5.5)	237.3	—	—
Benefits paid	(94.4)	(94.7)	(74.1)	(58.8)	(9.7)	(10.7)
Fair value of plan assets at end of plan year	$1,174.1	$1,052.9	$1,115.7	$1,075.9	$—	$—
Funded status — assets less than benefit obligation	$(286.4)	$(263.0)	$(424.7)	$(441.8)	$(69.8)	$(75.1)
Unrecognized prior service cost (credit)	5.1	6.2	3.2	3.7	(7.9)	(9.3)
Unrecognized net actuarial loss	214.7	81.2	298.7	274.6	3.6	1.8
Unrecognized net transition obligation	—	—	0.1	0.2	—	—
Net amount recognized	$(66.6)	$(175.6)	$(122.7)	$(163.3)	$(74.1)	$(82.6)

	U.S. Plans		Non-U.S. Plans		Other Benefits
(Millions of Dollars)	2014	2013	2014	2013	2014	2013
Amounts recognized in the Consolidated Balance Sheets
Prepaid benefit cost (non-current)	$—	$—	$0.6	$1.0	$—	$—
Current benefit liability	(15.9)	(18.6)	(8.1)	(9.1)	(7.5)	(9.0)
Non-current benefit liability	(270.5)	(244.4)	(417.2)	(433.7)	(62.3)	(66.1)
Net liability recognized	$(286.4)	$(263.0)	$(424.7)	$(441.8)	$(69.8)	$(75.1)
Accumulated other comprehensive loss (pre-tax):
Prior service cost (credit)	$5.1	$6.2	$3.2	$3.7	$(7.9)	$(9.3)
Actuarial loss	214.7	81.2	298.7	274.6	3.6	1.8
Transition liability	—	—	0.1	0.2	—	—
	$219.8	$87.4	$302.0	$278.5	$(4.3)	$(7.5)
Net amount recognized	$(66.6)	$(175.6)	$(122.7)	$(163.3)	$(74.1)	$(82.6)

Assumptions used in Valuing Pension and Post-Retirement Plan Obligations and Net Costs
The major assumptions used in valuing pension and post-retirement plan obligations and net costs were as follows:

	Pension Benefits
	U.S. Plans			Non-U.S. Plans			Other Benefits
	2014	2013	2012	2014	2013	2012	2014	2013	2012
Weighted-average assumptions used to determine benefit obligations at year end:
Discount rate	3.75%	4.50%	3.75%	3.25%	4.00%	4.00%	3.25%	4.00%	3.00%
Rate of compensation increase	6.00%	6.00%	6.00%	3.50%	3.75%	3.25%	3.50%	3.50%	3.50%
Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate	4.50%	3.75%	4.25%	4.00%	4.00%	5.00%	4.00%	3.00%	3.75%
Rate of compensation increase	6.00%	6.00%	6.00%	3.75%	3.25%	3.50%	3.50%	3.50%	3.50%
Expected return on plan assets	7.00%	6.25%	6.25%	5.75%	6.00%	6.25%	—	—	—

Asset Allocations by Asset Category and Level of Valuation Inputs within Fair Value Hierarchy
The Company’s worldwide asset allocations at January 3, 2015 and December 28, 2013 by asset category and the level of the valuation inputs within the fair value hierarchy established by ASC 820 are as follows (in millions):

Asset Category	2014	Level 1	Level 2
Cash and cash equivalents	$98.6	$50.7	$47.9
Equity securities
U.S. equity securities	305.9	50.9	255.0
Foreign equity securities	280.5	41.3	239.2
Fixed income securities
Government securities	791.7	261.1	530.6
Corporate securities	676.5	—	676.5
Insurance contracts	34.0	—	34.0
Other	102.6	—	102.6
Total	$2,289.8	$404.0	$1,885.8

Asset Category	2013	Level 1	Level 2
Cash and cash equivalents	$29.5	$7.8	$21.7
Equity securities
U.S. equity securities	308.7	46.7	262.0
Foreign equity securities	328.8	32.8	296.0
Fixed income securities
Government securities	613.1	222.8	390.3
Corporate securities	727.4	—	727.4
Mortgage-backed securities	0.4	—	0.4
Insurance contracts	34.8	—	34.8
Other	86.1	—	86.1
Total	$2,128.8	$310.1	$1,818.7

Expected Future Benefit Payments
EXPECTED FUTURE BENEFIT PAYMENTS Benefit payments, inclusive of amounts attributable to estimated future employee service, are expected to be paid as follows over the next 10 years:

(Millions of Dollars)	Total	Year 1	Year 2	Year 3	Year 4	Year 5	Years 6-10
Future payments	$1,662.7	$163.4	$169.9	$196.2	$159.7	$159.0	$814.5

Pension Plans, Defined Benefit
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Net Periodic Pension Expense
The components of net periodic pension (benefit) expense are as follows:

	U.S. Plans			Non-U.S. Plans
(Millions of Dollars)	2014	2013	2012	2014	2013	2012
Service cost	$8.9	$7.7	$6.6	$13.1	$13.4	$12.1
Interest cost	56.4	52.6	62.9	59.3	54.3	47.3
Expected return on plan assets	(72.1)	(65.1)	(67.1)	(61.0)	(54.9)	(44.3)
Prior service cost amortization	1.1	1.1	1.0	0.3	0.4	0.4
Transition obligation amortization	—	—	—	—	—	0.1
Actuarial loss amortization	0.9	5.7	6.2	7.0	5.1	2.1
Settlement / curtailment loss	—	—	11.3	0.3	4.6	3.3
Net periodic pension (benefit) expense	$(4.8)	$2.0	$20.9	$19.0	$22.9	$21.0

Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Net Periodic Pension Expense
Approximately 13,000 participants are covered under these plans. Net periodic post-retirement benefit expense was comprised of the following elements:

	Other Benefit Plans
(Millions of Dollars)	2014	2013	2012
Service cost	$1.0	$0.8	$0.9
Interest cost	2.7	2.5	3.1
Prior service credit amortization	(1.4)	(1.4)	(1.2)
Actuarial loss amortization	(0.1)	—	(0.2)
Settlement / curtailment gain	—	—	0.1
Net periodic post-retirement benefit expense	$2.2	$1.9	$2.7

Accumulated Benefit Obligations
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets
The accumulated benefit obligation for all defined benefit pension plans was $2,948.9 million at January 3, 2015 and $2,784.3 million at December 28, 2013. Information regarding pension plans in which accumulated benefit obligations exceed plan assets follows:

	U.S. Plans		Non-U.S. Plans
(Millions of Dollars)	2014	2013	2014	2013
Projected benefit obligation	$1,460.5	$1,315.9	$1,511.4	$1,507.6
Accumulated benefit obligation	$1,460.5	$1,315.9	$1,463.3	$1,461.6
Fair value of plan assets	$1,174.1	$1,052.9	$1,088.3	$1,066.2

Projected Benefit Obligations
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Changes in Pension and Other Post-retirement Benefit Obligations, Fair Value of Plan Assets
Information regarding pension plans in which projected benefit obligations (inclusive of anticipated future compensation increases) exceed plan assets follows:

	U.S. Plans		Non-U.S. Plans
(Millions of Dollars)	2014	2013	2014	2013
Projected benefit obligation	$1,460.5	$1,315.9	$1,539.6	$1,515.9
Accumulated benefit obligation	$1,460.5	$1,315.9	$1,488.0	$1,467.2
Fair value of plan assets	$1,174.1	$1,052.9	$1,114.4	$1,073.2